Summary of Significant Accounting Policies - Concentrations (Details) - Supplier concentration risk - item		1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Accounts payable | Three suppliers
Concentrations
Concentration risk percentage			74.50%			71.60%
Number of suppliers			3			3
Expenditure | Five suppliers
Concentrations
Concentration risk percentage	59.80%	59.80%	59.80%	59.80%	39.40%
Number of suppliers	5	5	5	5	5
Expenditure | Ten suppliers
Concentrations
Concentration risk percentage	80.80%	80.80%	80.80%	80.80%	50.50%
Number of suppliers	10	10	10	10	10